Discontinued Operations (Balance Sheet Information of Discontinued Operations) (Details) - Sogou [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 287,185	$ 142,464
Restricted cash	23,018	5,370
Short-term investments	774,618	995,350
Account and financing receivables, net	73,656	134,635
Prepaid and other current assets	28,946	26,802
Long-term investments, net	74,004	63,345
Fixed assets, net	89,089	110,006
Goodwill	6,527	5,534
Intangible assets, net	1,446	1,514
Other assets	53,679	37,281
Total assets associated with discontinued operations	1,412,168	1,522,301
Liabilities
Accounts payable	122,695	132,085
Accrued liabilities	68,582	91,949
Receipts in advance	64,414	67,902
Accrued salary and benefits	25,350	24,167
Taxes payable	64,082	76,688
Other short-term liabilities	61,154	60,320
Long-term liabilities	10,721	5,686
Total liabilities associated with discontinued operations	$ 416,998	$ 458,797